Contract liability (Tables)	6 Months Ended
Jun. 30, 2024
Contract liabilities [abstract]
Explanation of Changes in Contract Liabilities
The table below presents the movement in the Group's contract liabilities during the six months ended June 30, 2024:

in CHF thousands	Contract liability at December 31, 2023	Recognized as revenue	Contract liability at June 30, 2024

Novartis AG, Switzerland	4,333	(3,748)	585
Total	4,333	(3,748)	585

Disclosure of Current and Non-Current Contract Liabilities

in CHF thousands	Current	Non-current	Contract liability

Novartis AG, Switzerland	585	—	585
Balance at June 30, 2024	585	—	585